Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	2019	2018
Current:
Federal	$-	$61
State	1,600	2,400
Foreign	1,651	1,662
Total	$3,251	$4,123

Schedule of reconciliation of the income tax at statutory tax rate

	2019	2018
Tax benefit at statutory rate	$(1,764,624)	$(1,710,626)
Net operating loss carryforwards (NOLs)	1,361,542	1,483,725
Stock-based compensation expense	492,000	298,819
Foreign investment losses	127,388	140,000
Amortization and depreciation expense	52,130	(40,100)
Accrued consulting expense	(138,000)	-
Unrealized exchange gain	(97,373)	-
Accrued payroll	(35,400)	(6,500)
Accrued R&D expense	-	(168,000)
Others	5,588	6,805
Tax expense at effective tax rate	$3,251	$4,123

Schedule of deferred tax assets (liability)

	2019	2018

Net operating loss carryforwards (NOLs)	$6,388,000	$5,632,000
Stock-based compensation expense	1,549,000	893,000
Accrued expenses and unpaid expense payable	53,000	184,000
Tax credit carryforwards	68,000	68,000
Excess of tax amortization over book amortization	(619,000)	(818,000)
Unrealized/realized exchange gain	(106,000)	-
Others	(104,000)	131,000
Gross	7,229,000	6,090,000
Valuation allowance	(7,229,000)	(6,090,000)
Net	$-	$-